Property, Plant and Equipment (Details Narrative) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Successor [Member]
Depreciation expense	$ 14,500
Predecessor [Member]
Depreciation expense		$ 10,300